EARNINGS PER SHARE (Schedule of computation of basic and diluted net earnings per common share) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net income attributable to ordinary shares – basic and diluted	$ 45,191	$ 34,966
Denominator:
Number of ordinary shares outstanding during the period	46,673,439	44,238,414
Weighted average effect of dilutive securities:
Employee options and restricted share units	2,877,622	2,972,355
Diluted number of ordinary shares outstanding	49,551,061	47,210,769
Basic net earnings per ordinary share	$ 0.97	$ 0.79
Diluted net earnings per ordinary share	$ 0.91	$ 0.74
Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	173,224	929,784